AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks — 96.1%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	56,060	$2,592,775
L3Harris Technologies, Inc.	8,307	1,446,415
Textron, Inc.	51,950	4,059,373
		8,098,563
Automobile Components — 2.7%
Aptiv PLC*	40,630	4,005,712
BorgWarner, Inc.	72,700	2,934,899
Gentex Corp.	99,136	3,225,885
Goodyear Tire & Rubber Co. (The)*(a)	95,821	1,191,055
Lear Corp.	10,528	1,412,858
Visteon Corp.*	15,939	2,200,698
		14,971,107
Banks — 3.9%
Columbia Banking System, Inc.	57,377	1,164,753
East West Bancorp, Inc.	18,096	953,840
Huntington Bancshares, Inc.	128,200	1,333,280
M&T Bank Corp.	41,827	5,289,024
New York Community Bancorp, Inc.(a)	375,072	4,253,316
Prosperity Bancshares, Inc.(a)	64,390	3,514,406
Regions Financial Corp.	88,976	1,530,387
SouthState Corp.(a)	47,796	3,219,539
Zions Bancorp NA	17,813	621,496
		21,880,041
Beverages — 0.3%
Coca-Cola Europacific Partners PLC (United Kingdom)	28,564	1,784,679
Biotechnology — 0.2%
Biogen, Inc.*	3,840	986,918
Building Products — 2.5%
Builders FirstSource, Inc.*(a)	20,026	2,493,037
Carrier Global Corp.	36,000	1,987,200
Fortune Brands Innovations, Inc.(a)	62,965	3,913,905
Johnson Controls International PLC	43,058	2,291,116
Masco Corp.	41,265	2,205,614
Owens Corning	9,200	1,254,972
		14,145,844
Capital Markets — 2.8%
Bank of New York Mellon Corp. (The)	68,075	2,903,399
Cboe Global Markets, Inc.	9,266	1,447,442
Evercore, Inc. (Class A Stock)	13,874	1,912,947
Invesco Ltd.	54,394	789,801
Northern Trust Corp.(a)	23,482	1,631,529
Raymond James Financial, Inc.(a)	25,622	2,573,217
State Street Corp.	11,402	763,478
T. Rowe Price Group, Inc.	24,175	2,535,232
TPG, Inc.(a)	32,104	966,973
		15,524,018
Chemicals — 4.5%
Ashland, Inc.	18,974	1,549,796
Axalta Coating Systems Ltd.*	40,597	1,092,059
Celanese Corp.(a)	23,090	2,898,257
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Corteva, Inc.	42,761	$2,187,653
Dow, Inc.(a)	24,118	1,243,524
DuPont de Nemours, Inc.	34,154	2,547,547
Eastman Chemical Co.	27,578	2,115,784
FMC Corp.	33,599	2,250,125
Ingevity Corp.*	45,363	2,159,732
International Flavors & Fragrances, Inc.	20,569	1,402,189
RPM International, Inc.	26,400	2,502,984
Westlake Corp.(a)	25,725	3,207,136
		25,156,786
Commercial Services & Supplies — 1.0%
GFL Environmental, Inc. (Canada)(a)	40,977	1,301,430
Republic Services, Inc.	29,436	4,194,924
		5,496,354
Communications Equipment — 1.8%
F5, Inc.*	20,511	3,305,142
Lumentum Holdings, Inc.*(a)	56,782	2,565,411
Motorola Solutions, Inc.	14,769	4,020,713
		9,891,266
Construction & Engineering — 0.3%
Quanta Services, Inc.	10,397	1,944,967
Construction Materials — 0.3%
Vulcan Materials Co.	8,997	1,817,574
Consumer Finance — 0.3%
SLM Corp.	106,840	1,455,161
Consumer Staples Distribution & Retail — 2.4%
Albertson’s Cos., Inc. (Class A Stock)	69,330	1,577,258
BJ’s Wholesale Club Holdings, Inc.*(a)	34,450	2,458,696
Dollar General Corp.	11,234	1,188,557
Sysco Corp.	36,850	2,433,943
US Foods Holding Corp.*	150,246	5,964,766
		13,623,220
Containers & Packaging — 3.7%
AptarGroup, Inc.	15,075	1,884,978
Avery Dennison Corp.	27,217	4,971,729
Berry Global Group, Inc.	30,545	1,891,041
Crown Holdings, Inc.(a)	56,717	5,018,320
Graphic Packaging Holding Co.	83,762	1,866,217
Packaging Corp. of America	22,600	3,470,230
Westrock Co.	51,553	1,845,598
		20,948,113
Distributors — 0.5%
LKQ Corp.	59,588	2,950,202
Diversified REITs — 0.2%
WP Carey, Inc.	25,754	1,392,776
Electric Utilities — 2.6%
Alliant Energy Corp.(a)	67,700	3,280,065
Edison International	21,185	1,340,799
Eversource Energy(a)	21,144	1,229,524
PG&E Corp.*	228,979	3,693,431
Pinnacle West Capital Corp.(a)	25,043	1,845,168
A1

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	55,950	$3,201,459
		14,590,446
Electrical Equipment — 1.3%
Eaton Corp. PLC	11,884	2,534,620
Hubbell, Inc.	4,125	1,292,816
Regal Rexnord Corp.	14,510	2,073,189
Sensata Technologies Holding PLC	35,470	1,341,475
		7,242,100
Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp. (Class A Stock)	36,200	3,040,438
Corning, Inc.	49,718	1,514,907
Flex Ltd.*	335,575	9,053,814
TE Connectivity Ltd.	13,638	1,684,702
Zebra Technologies Corp. (Class A Stock)*	6,332	1,497,708
		16,791,569
Energy Equipment & Services — 0.5%
Halliburton Co.	40,238	1,629,639
TechnipFMC PLC (United Kingdom)	55,493	1,128,728
		2,758,367
Entertainment — 0.5%
Electronic Arts, Inc.	10,816	1,302,246
Live Nation Entertainment, Inc.*(a)	20,650	1,714,776
		3,017,022
Financial Services — 2.4%
Corebridge Financial, Inc.	59,540	1,175,915
Equitable Holdings, Inc.	84,707	2,404,832
Global Payments, Inc.	39,639	4,573,944
Voya Financial, Inc.	76,526	5,085,153
		13,239,844
Food Products — 1.0%
Ingredion, Inc.	23,280	2,290,752
J.M. Smucker Co. (The)(a)	9,677	1,189,400
Tyson Foods, Inc. (Class A Stock)	39,425	1,990,568
		5,470,720
Gas Utilities — 0.2%
Atmos Energy Corp.	8,895	942,247
Ground Transportation — 2.3%
Avis Budget Group, Inc.*	2,815	505,827
J.B. Hunt Transport Services, Inc.	16,925	3,190,701
Knight-Swift Transportation Holdings, Inc.	78,829	3,953,275
Landstar System, Inc.	9,200	1,627,848
Norfolk Southern Corp.	6,710	1,321,400
XPO, Inc.*	29,962	2,236,963
		12,836,014
Health Care Equipment & Supplies — 2.6%
Cooper Cos., Inc. (The)	6,950	2,210,169
Hologic, Inc.*	38,700	2,685,780
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Integra LifeSciences Holdings Corp.*(a)	69,082	$2,638,242
STERIS PLC	7,029	1,542,303
Teleflex, Inc.	5,121	1,005,816
Zimmer Biomet Holdings, Inc.	39,143	4,392,627
		14,474,937
Health Care Providers & Services — 2.4%
Cencora, Inc.	15,636	2,814,011
Laboratory Corp. of America Holdings(a)	6,262	1,258,975
Molina Healthcare, Inc.*	12,631	4,141,579
Quest Diagnostics, Inc.	26,850	3,271,941
Universal Health Services, Inc. (Class B Stock)	16,418	2,064,235
		13,550,741
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	84,746	1,361,868
Hotels, Restaurants & Leisure — 3.5%
Aramark	49,714	1,725,076
Darden Restaurants, Inc.(a)	16,975	2,431,160
Denny’s Corp.*	207,547	1,757,923
Hilton Worldwide Holdings, Inc.	14,250	2,140,065
Hyatt Hotels Corp. (Class A Stock)	12,618	1,338,517
International Game Technology PLC	56,337	1,708,138
Wendy’s Co. (The)	91,217	1,861,739
Wyndham Hotels & Resorts, Inc.	45,925	3,193,624
Yum! Brands, Inc.	26,700	3,335,898
		19,492,140
Household Durables — 0.7%
Newell Brands, Inc.	113,789	1,027,515
Toll Brothers, Inc.(a)	40,722	3,011,799
		4,039,314
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	96,879	1,472,561
Industrial REITs — 0.2%
STAG Industrial, Inc.(a)	30,998	1,069,741
Insurance — 7.8%
Aegon NV (Netherlands)	728,438	3,496,502
American Financial Group, Inc.	28,175	3,146,302
American International Group, Inc.	29,560	1,791,336
Arthur J. Gallagher & Co.	14,379	3,277,405
Assurant, Inc.	19,076	2,738,932
Cincinnati Financial Corp.	10,814	1,106,164
Everest Group Ltd.	19,130	7,110,047
Hanover Insurance Group, Inc. (The)	7,274	807,269
Hartford Financial Services Group, Inc. (The)	85,766	6,081,667
Kemper Corp.	92,316	3,880,042
Old Republic International Corp.	123,875	3,337,193
Progressive Corp. (The)	13,575	1,890,998
W.R. Berkley Corp.	44,825	2,845,939

A2

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Willis Towers Watson PLC	10,173	$2,125,750
		43,635,546
Interactive Media & Services — 0.3%
Cargurus, Inc.*	61,370	1,075,202
ZoomInfo Technologies, Inc.*	40,110	657,804
		1,733,006
IT Services — 0.2%
Amdocs Ltd.	13,823	1,167,905
Leisure Products — 0.7%
Brunswick Corp.	25,701	2,030,379
Mattel, Inc.*	83,280	1,834,658
		3,865,037
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	27,667	3,093,724
ICON PLC*	11,510	2,834,337
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	27,896	278,960
Revvity, Inc.	9,825	1,087,628
		7,294,649
Machinery — 5.0%
AGCO Corp.	22,800	2,696,784
Ingersoll Rand, Inc.	32,287	2,057,328
ITT, Inc.	17,957	1,758,170
John Bean Technologies Corp.	20,663	2,172,508
Lincoln Electric Holdings, Inc.	7,250	1,317,978
Middleby Corp. (The)*	50,051	6,406,528
PACCAR, Inc.	30,306	2,576,616
Parker-Hannifin Corp.	3,325	1,295,154
Stanley Black & Decker, Inc.	16,027	1,339,537
Toro Co. (The)	25,525	2,121,127
Westinghouse Air Brake Technologies Corp.	25,061	2,663,232
Xylem, Inc.	19,950	1,816,048
		28,221,010
Media — 0.3%
Liberty Broadband Corp. (Class C Stock)*	15,832	1,445,778
Metals & Mining — 0.7%
Franco-Nevada Corp. (Canada)(a)	22,750	3,036,898
Reliance Steel & Aluminum Co.	3,775	989,918
		4,026,816
Multi-Utilities — 1.3%
CenterPoint Energy, Inc.	62,662	1,682,475
CMS Energy Corp.	32,809	1,742,486
Public Service Enterprise Group, Inc.	37,482	2,133,101
Sempra	26,612	1,810,414
		7,368,476
Office REITs — 0.5%
Alexandria Real Estate Equities, Inc.	28,950	2,897,895
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 6.1%
Chesapeake Energy Corp.(a)	21,375	$1,843,166
Coterra Energy, Inc.	130,025	3,517,176
Devon Energy Corp.	96,095	4,583,731
Diamondback Energy, Inc.	39,062	6,049,923
Hess Corp.	37,211	5,693,283
Marathon Oil Corp.	139,040	3,719,320
Pioneer Natural Resources Co.	10,412	2,390,075
Plains GP Holdings LP (Class A Stock)*(a)	112,475	1,813,097
Targa Resources Corp.	25,810	2,212,433
Valero Energy Corp.	14,897	2,111,054
		33,933,258
Passenger Airlines — 0.8%
Alaska Air Group, Inc.*	85,299	3,162,887
Delta Air Lines, Inc.	36,594	1,353,978
		4,516,865
Personal Care Products — 0.2%
Kenvue, Inc.	55,585	1,116,147
Pharmaceuticals — 0.2%
Organon & Co.	51,025	885,794
Professional Services — 4.4%
Dun & Bradstreet Holdings, Inc.	75,804	757,282
FTI Consulting, Inc.*	15,050	2,685,070
Genpact Ltd.(a)	74,925	2,712,285
KBR, Inc.(a)	51,746	3,049,909
Leidos Holdings, Inc.	102,630	9,458,380
ManpowerGroup, Inc.	28,025	2,054,793
Maximus, Inc.	34,250	2,557,790
TransUnion(a)	21,050	1,511,180
		24,786,689
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.*	7,884	1,113,063
Residential REITs — 1.7%
Camden Property Trust	28,375	2,683,707
Equity LifeStyle Properties, Inc.(a)	44,050	2,806,425
Essex Property Trust, Inc.	7,609	1,613,793
Mid-America Apartment Communities, Inc.	6,384	821,302
Sun Communities, Inc.	14,705	1,740,190
		9,665,417
Retail REITs — 1.6%
Brixmor Property Group, Inc.	234,512	4,873,159
NNN REIT, Inc.	85,700	3,028,638
Spirit Realty Capital, Inc.(a)	27,934	936,627
		8,838,424
Semiconductors & Semiconductor Equipment — 3.2%
Marvell Technology, Inc.	29,407	1,591,801
MKS Instruments, Inc.	70,551	6,105,483
NXP Semiconductors NV (China)	12,492	2,497,401
ON Semiconductor Corp.*	22,539	2,095,000

A3

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Silicon Motion Technology Corp. (Taiwan), ADR*	47,553	$2,437,091
Skyworks Solutions, Inc.	30,900	3,046,431
		17,773,207
Software — 0.2%
Check Point Software Technologies Ltd. (Israel)*	7,445	992,270
Verint Systems, Inc.*	18,489	425,062
		1,417,332
Specialized REITs — 1.8%
Extra Space Storage, Inc.	18,657	2,268,318
Gaming & Leisure Properties, Inc.	53,157	2,421,302
Lamar Advertising Co. (Class A Stock)(a)	35,500	2,963,185
VICI Properties, Inc.	81,112	2,360,359
		10,013,164
Specialty Retail — 1.3%
Dick’s Sporting Goods, Inc.(a)	18,325	1,989,729
Ross Stores, Inc.	45,694	5,161,137
		7,150,866
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	125,600	2,181,672
Seagate Technology Holdings PLC(a)	16,302	1,075,117
Western Digital Corp.*	66,800	3,048,084
		6,304,873
Textiles, Apparel & Luxury Goods — 2.1%
PVH Corp.	18,686	1,429,666
Ralph Lauren Corp.(a)	21,825	2,533,664
Skechers USA, Inc. (Class A Stock)*	34,479	1,687,747
Steven Madden Ltd.(a)	118,865	3,776,341
Tapestry, Inc.	56,450	1,622,938
VF Corp.(a)	40,300	712,101
		11,762,457
Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)*(a)	50,700	3,177,369

Total Common Stocks (cost $526,577,258)		538,528,263
Preferred Stock — 0.2%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	14,948	1,064,439
(cost $1,307,991)
Unaffiliated Exchange-Traded Funds — 2.7%
iShares Russell Mid-Cap Value ETF	44,503	4,643,443
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
Vanguard Mid-Cap Value ETF	80,035	$10,481,384

Total Unaffiliated Exchange-Traded Funds (cost $15,344,489)		15,124,827

Total Long-Term Investments (cost $543,229,738)		554,717,529
Short-Term Investments — 15.6%
Affiliated Mutual Funds — 15.5%
PGIM Core Government Money Market Fund(wb)	4,372,684	4,372,684
PGIM Institutional Money Market Fund (cost $82,453,511; includes $82,090,486 of cash collateral for securities on loan)(b)(wb)	82,500,437	82,450,938

Total Affiliated Mutual Funds (cost $86,826,195)		86,823,622
Unaffiliated Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	333,173	333,173
(cost $333,173)

Total Short-Term Investments (cost $87,159,368)		87,156,795

TOTAL INVESTMENTS—114.6% (cost $630,389,106)		641,874,324

Liabilities in excess of other assets — (14.6)%		(81,654,865)

Net Assets — 100.0%		$560,219,459

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,419,411; cash collateral of $82,090,486 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4